Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 19, 2018 USD ($)
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables	$ 1,688	$ 2,478
Undrawn borrowing facilities			$ 50.0
Secured bank loans received	$ 378,869	408,144	299.9		$ 309.9
Percentage of entity's revenue	49.00%
10% Change [Member]
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net income	$ 36,100	40,700
First lien revolving credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Secured bank loans received	389,300	422,300	$ 299.9	$ 309.9
Harmonized sales tax refunds [Member]
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables	$ 936	$ 1,247